Policyholder liabilities and unallocated surplus (Tables)	6 Months Ended
Jun. 30, 2019
Policyholder liabilities and unallocated surplus
Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

	Half year 2019 £m
			UK and
	Asia	US	Europe	Total
	note C4.2	note C4.3	note D2.2
At 1 January 2019	82,763	185,600	164,889	433,252
Comprising:
- Policyholder liabilities on the consolidated statement of financial position
(excludes £39 million classified as unallocated to a segment)note (a)	72,107	185,600	151,555	409,262
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,511	—	13,334	15,845
- Group's share of policyholder liabilities of joint ventures and associatenote(b)	8,145	—	—	8,145

Reclassification of UK and Europe liabilities as held for distribution	—	—	(164,889)	(164,889)
Net flows:
Premiums	7,574	7,060	—	14,634
Surrenders	(1,531)	(6,398)	—	(7,929)
Maturities/deaths	(989)	(1,348)	—	(2,337)
Net flows	5,054	(686)	—	4,368
Shareholders' transfers post tax	(38)	—	—	(38)
Investment-related items and other movements	6,142	16,838	—	22,980
Foreign exchange translation differences	676	400	—	1,076
At 30 June 2019	94,597	202,152	—	296,749
Comprising:
- Policyholder liabilities on the consolidated statement of financial position	82,969	202,152	—	285,121
(excludes £47 million classified as unallocated to a segment)note (a)
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,944	—	—	2,944
- Group's share of policyholder liabilities of joint ventures and associatenote (b)	8,684	—	—	8,684

	Half year 2018 £m
			UK and
	Asia	US	Europe	Total
	note C4.2	note C4.3	note D2.2
At 1 January 2018	73,839	180,724	181,066	435,629
Comprising:
- Policyholder liabilities on the consolidated statement of financial position
(excludes £32 million classified as unallocated to a segment)	62,898	180,724	167,589	411,211
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,474	—	13,477	16,951
- Group's share of policyholder liabilities of joint ventures and associatenote (b)	7,467	—	—	7,467

Reclassification of reinsured UK annuity contracts as held for sale	—	—	(12,002)	(12,002)
Net flows:
Premiums	6,247	7,111	6,964	20,322
Surrenders	(1,547)	(5,953)	(3,446)	(10,946)
Maturities/deaths	(838)	(1,076)	(3,499)	(5,413)
Net flows	3,862	82	19	3,963
Shareholders' transfers post tax	(27)	—	(127)	(154)
Investment-related items and other movements	(1,349)	(103)	(801)	(2,253)
Foreign exchange translation differences	690	4,447	17	5,154
At 30 June 2018	77,015	185,150	168,172	430,337
Comprising:
- Policyholder liabilities on the consolidated statement of financial position	65,640	185,150	154,655	405,445
(excludes £37 million classified as unallocated to a segment)note (a)
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,766	—	13,517	17,283
- Group's share of policyholder liabilities of joint ventures and associatenote (b)	7,609	—	—	7,609
Average policyholder liability balancesnote (c)
Half year 2019	85,953	193,876	—	279,829
Half year 2018	71,807	182,937	161,122	415,866

Notes

(a)

The policyholder liabilities of the Asia insurance operations at 30 June 2019 of £82,969 million (30 June 2018: £65,640 million) are after deducting the intra-group reinsurance liabilities ceded by the UK and Europe insurance operations of £1,108 million (30 June 2018: £1,181 million) to the Hong Kong with-profits business. Including this amount, total Asia policyholder liabilities are £84,077 million (30 June 2018: £66,821 million).

(b)

The Group’s investment in joint ventures and associate are accounted for on an equity method basis in the Group’s statement of financial position. The Group’s share of the policyholder liabilities as shown above relates to life businesses in China, India and of the Takaful business in Malaysia.

(c)	Averages have been based on opening and closing balances, adjusted for acquisitions, disposals and corporate transactions arising in the period, and exclude unallocated surplus of with-profits funds.

Schedule of movement in insurance contract liabilities and unallocated surplus of with-profit funds
		Reinsurer's share
		of insurance	Unallocated surplus
	Contract liabilities	contract liabilities	of with-profits funds
	£m	£m	£m
At 1 January 2019	409,301	(11,144)	15,845
Removal of opening balances relating to the discontinued UK and Europe insurance operationsnote (a)	(151,555)	1,703	(13,334)
Income and expense included in the income statement	26,274	(680)	506
Other movementsnote (b)	41	—	(90)
Foreign exchange translation differences	1,107	(30)	17
At 30 June 2019	285,168	(10,151)	2,944

Notes

(a)

The balances of the discontinued UK and Europe operations are removed from the opening balances to show the underlying movement from continuing operations (as described in note A2). The £1,703 million of reinsurer’s share of insurance contract liabilities in the table above excluded the intra-group reinsurance assets of £1,109 million for the with-profits business ceded to the Asia insurance operations, which were eliminated on consolidation at 1 January 2019. An analysis of the movement in policyholder liabilities and unallocated surplus of with-profits funds held by the UK and Europe operations at 30 June 2019 is provided in note D2.2.

(b)

Other movements include premiums received and claims paid on investment contracts without discretionary participating features, which are taken directly to the statement of financial position in accordance with IAS 39.

Shareholder-backed
Policyholder liabilities and unallocated surplus
Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

	Half year 2019 £m
			UK and
	Asia	US	Europe	Total
At 1 January 2019	40,597	185,600	40,760	266,957
Reclassification of UK and Europe liabilities as held for distribution	—	—	(40,760)	(40,760)
Net flows:
Premiums	3,923	7,060	—	10,983
Surrenders	(1,324)	(6,398)	—	(7,722)
Maturities/deaths	(439)	(1,348)	—	(1,787)
Net flowsnote	2,160	(686)	—	1,474
Investment-related items and other movements	1,623	16,838	—	18,461
Foreign exchange translation differences	340	400	—	740
At 30 June 2019	44,720	202,152	—	246,872

Comprising:
- Policyholder liabilities on the consolidated statement of financial position	36,036	202,152	—	238,188
(excludes £47 million classified as unallocated to a segment)
- Group's share of policyholder liabilities relating to joint ventures and associate	8,684	—	—	8,684

	Half year 2018 £m
			UK and
	Asia	US	Europe	Total
At 1 January 2018	37,402	180,724	56,367	274,493
Reclassification of reinsured UK annuity contracts as held for sale	—	—	(12,002)	(12,002)
Net flows:
Premiums	3,266	7,111	681	11,058
Surrenders	(1,383)	(5,953)	(1,200)	(8,536)
Maturities/deaths	(420)	(1,076)	(1,294)	(2,790)
Net flowsnote	1,463	82	(1,813)	(268)
Investment-related items and other movements	(718)	(103)	(236)	(1,057)
Foreign exchange translation differences	1	4,447	—	4,448
At 30 June 2018	38,148	185,150	42,316	265,614

Comprising:
- Policyholder liabilities on the consolidated statement of financial position	30,539	185,150	42,316	258,005
(excludes £37 million classified as unallocated to a segment)
- Group's share of policyholder liabilities relating to joint ventures and associate	7,609	—	—	7,609

Note

Including net flows of the Group’s insurance joint ventures and associate.

Asia insurance operations
Policyholder liabilities and unallocated surplus
Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

	Half year 2019 £m
	With-profits	Unit-linked	Other
	business	liabilities	business	Total

At 1 January 2019	42,166	20,182	20,415	82,763
Comprising:
- Policyholder liabilities on the consolidated statement of financial positionnote (v)	39,655	16,368	16,084	72,107
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,511	—	—	2,511
- Group's share of policyholder liabilities relating to joint ventures and associatenote (i)	—	3,814	4,331	8,145
Premiums:
New business	594	775	912	2,281
In-force	3,057	932	1,304	5,293
	3,651	1,707	2,216	7,574
Surrendersnote (ii)	(207)	(1,070)	(254)	(1,531)
Maturities/deaths	(550)	(69)	(370)	(989)
Net flows	2,894	568	1,592	5,054
Shareholders' transfers post tax	(38)	—	—	(38)
Investment-related items and other movements note (iii)	4,519	582	1,041	6,142
Foreign exchange translation differencesnote (iv)	336	172	168	676
At 30 June 2019	49,877	21,504	23,216	94,597
Comprising:
- Policyholder liabilities on the consolidated statement of financial positionnote (v)	46,933	17,594	18,442	82,969
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,944	—	—	2,944
- Group's share of policyholder liabilities relating to joint ventures and associatenote (i)	—	3,910	4,774	8,684

	Half year 2018 £m
	With-profits	Unit-linked	Other
	business	liabilities	business	Total

At 1 January 2018	36,437	20,027	17,375	73,839
Comprising:
- Policyholder liabilities on the consolidated statement of financial position	32,963	16,263	13,672	62,898
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,474	—	—	3,474
- Group's share of policyholder liabilities relating to joint ventures and associatenote (i)	—	3,764	3,703	7,467
Premiums:
New business	432	870	435	1,737
In-force	2,549	841	1,120	4,510
	2,981	1,711	1,555	6,247
Surrendersnote (ii)	(164)	(1,071)	(312)	(1,547)
Maturities/deaths	(418)	(93)	(327)	(838)
Net flows	2,399	547	916	3,862
Shareholders' transfers post tax	(27)	—	—	(27)
Investment-related items and other movementsnote (iii)	(631)	(652)	(66)	(1,349)
Foreign exchange translation differencesnote (iv)	689	(142)	143	690
At 30 June 2018	38,867	19,780	18,368	77,015
Comprising:
- Policyholder liabilities on the consolidated statement of financial positionnote (v)	35,101	16,094	14,445	65,640
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,766	—	—	3,766
- Group's share of policyholder liabilities relating to joint ventures and associatenote (i)	—	3,686	3,923	7,609
Average policyholder liability balancesnote (vi)
Half year 2019	43,294	20,843	21,816	85,953
Half year 2018	34,032	19,903	17,872	71,807

Notes

(i)

The Group’s investment in joint ventures and associate are accounted for on an equity method and the Group’s share of the policyholder liabilities as shown above relate to the life business in China, India and of the Takaful business in Malaysia.

(ii)	The rate of surrenders for shareholder-backed business (expressed as a percentage of opening liabilities) was 3.3 per cent in the first half of 2019 (half year 2018: 3.7 per cent).
(iii)

Investment-related items and other movements in the first half of 2019 primarily represent equity market gains from the with-profits business and falls in bond yields during the period in a number of business units.

(iv)

Movements in the period have been translated at the average exchange rates for the period ended 30 June 2019. The closing balance has been translated at the closing spot rates as at 30 June 2019. Differences upon retranslation are included in foreign exchange translation differences.

(v)

The policyholder liabilities at 30 June 2019 is after deducting the intra-group reinsurance liabilities ceded by the UK and Europe insurance operations of £1,108 million (30 June 2018: £1,181 million) for the with-profits business.Including this amount the Asia total policyholder liabilities are £84,077 million (30 June 2018: £66,821 million).

(vi)

Averages have been based on opening and closing balances,  adjusted for any acquisitions, disposals and corporate transactions arising in the period, and exclude unallocated surplus of with-profits funds.

Jackson (US insurance operations)
Policyholder liabilities and unallocated surplus
Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

	Half year 2019 £m
	Variable annuity	Fixed annuity,
	separate account	GICs and other
	liabilities	business	Total
At 1 January 2019	128,220	57,380	185,600
Premiums	4,661	2,399	7,060
Surrenders	(4,643)	(1,755)	(6,398)
Maturities/deaths	(604)	(744)	(1,348)
Net flowsnote (ii)	(586)	(100)	(686)
Transfers from general to separate account	492	(492)	—
Investment-related items and other movementsnote (iii)	16,800	38	16,838
Foreign exchange translation differencesnote (i)	369	31	400
At 30 June 2019	145,295	56,857	202,152

	Half year 2018 £m
	Variable annuity	Fixed annuity,
	separate account	GICs and other
	liabilities	business	Total
At 1 January 2018	130,528	50,196	180,724
Premiums	5,528	1,583	7,111
Surrenders	(4,225)	(1,728)	(5,953)
Maturities/deaths	(540)	(536)	(1,076)
Net flowsnote (ii)	763	(681)	82
Transfers from general to separate account	387	(387)	—
Investment-related items and other movements	582	(685)	(103)
Foreign exchange translation differencesnote (i)	3,286	1,161	4,447
At 30 June 2018	135,546	49,604	185,150
Average policyholder liability balancesnote (iv)
Half year 2019	136,757	57,119	193,876
Half year 2018	133,037	49,900	182,937

Notes

(i)     Movements in the period have been translated at an average rate of US$1.29: £1.00 (30 June 2018: US$1.38: £1.00). The closing balances have been translated at closing rate of US$1.27: £1.00 (31 December 2018: US$1.27: £1.00). Differences upon retranslation are included in foreign exchange translation differences.

(ii)     Net outflows in the first half of 2019 were £686 million (first half of 2018 inflows: £82 million) with net outflows from the variable annuity business following lower sales in the period offset by higher sales of other business in line with the intention to diversify the US product mix. The net outflow for other business in half year 2019 included annuity payments relating to the John Hancock business which was acquired in the fourth quarter of 2018.

(iii)    Positive investment-related items and other movements in variable annuity separate account liabilities of £16,800 million for the first half of 2019 represent positive separate account return mainly following the increase in the US equity market in the period.

(iv)   Averages have been based on opening and closing balances